FURNITURE AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 3 - FURNITURE AND EQUIPMENT

Property and equipment are recorded at cost. We compute depreciation using the straight-line method over the estimated useful lives of the assets.

Furniture and equipment consists of the following as of March 31, 2015 and December 31, 2014:

	2015	2014
Furniture and Equipment	$16,314	$11,218
Less: Accumulated Depreciation	(1,393)	(745)
Net Property and Equipment	$14,921	$10,474

Furniture and equipment consists of the following as of December 31:

	Year Ended December 31,
	2014	2013
Furniture and Fixtures	$11,218	$0
Less: Accumulated Depreciation	(745)	(0)
Net Property and Equipment	$10,474	$0

Depreciation expense on property and equipment was $60 and $0 for the years ended December 31, 2014 and 2013.